Stockholders' Equity	Feb. 05, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
NOTE 8. STOCKHOLDERS’ EQUITY
The Company is authorized to issue the following shares of capital stock, each with a par value of $0.0001 per share:
Class A Common Stock: 100,000,000 shares
Class B Common Stock: 10,000,000 shares
Preferred Stock: 1,000,000 shares
Preferred Stock
Shares of preferred stock may be issued from time to time in one or more series, with voting and other rights and preferences determined by the Company’s board of directors. At February 5, 2021, there were no shares of preferred stock issued or outstanding.
Class A and Class B Common Stock
Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders, except as required by law.
Shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one
basis, subject to adjustment for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, and recapitalizations.
In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of all shares of common stock outstanding upon completion of the Initial Public Offering plus (ii) the sum of (a) all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding (1) any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination, the Private Units and (2) any Private Units issued to the Sponsor or its affiliates upon conversion of loans made to us) minus (b) the number of Public Shares redeemed by Public Stockholders.
Pursuant to and concurrently with the Initial Public Offering, the Company sold 20,000,000 Public Units and 777,500 Private Units. At February 5, 2021, there were 777,500 shares of Class A common stock issued and outstanding, excluding 20,000,000 shares of Class A common stock subject to possible redemption (see Note 3), and 5,000,000 shares of Class B common stock issued and outstanding.

Founder Shares and Private Shares
Holders of Founder Shares and Private Shares have the same stockholder rights as Public Stockholders except that:

•	Founder Shares and Private Shares are subject to certain transfer restrictions, as described in more detail below

•	The Initial Stockholders have agreed to

•	waive redemption rights with respect to Founder Shares, Private Shares, and any Public Shares held by them in connection with the completion of the initial Business Combination;

•
waive redemption rights with respect to Founder Shares, Private Shares, and any Public Shares held by them in connection with a stockholder vote to approve an amendment to the amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with the initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the Combination Period or (B) with respect to any other provisions relating to stockholders’ rights or pre-initial Business Combination activity; and

•
waive their rights to liquidating distributions from the Trust Account with respect to Founder Shares if the Company fails to complete the initial Business Combination during the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold

•
Founder Shares are shares of Class B common stock that will automatically convert into shares of Class A common stock at the time of the initial Business Combination, or at any time prior thereto at the option of the holder, on a one-for-one basis, subject to certain adjustments

•	Are entitled to registration rights
Additionally, Founder Shares are subject to certain transfer restrictions as described in Note 5, and, prior to the initial Business Combination, only holders of the Founder Shares have the right to vote on the election of directors and holders of a majority of Founder Shares may remove a member of the board of directors for any reason.
With respect to any other matter submitted to a vote of stockholders, holders of Founder Shares and holders of Public Shares will vote together as a single class, with each share entitling the holder to one vote.